Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings
Schedule of borrowings

	As of December 31,
	2016	2017
Amounts due within one year	78,631	108,380
Less: unamortized deferred loan issuance costs	(4,709)	(4,551)

Borrowings—current portion	73,922	103,829

Amounts due after one year	1,188,398	1,064,893
Less: unamortized deferred loan issuance costs	(17,554)	(13,126)

Borrowings—non-current portion	1,170,844	1,051,767

Total	1,244,766	1,155,596

Borrowings Repayment Schedule

As of December 31, 2017
Not later than one year	108,380
Later than one year and not later than three years	472,261
Later than three years and not later than five years	412,300
Later than five years	180,332

Total	1,173,273